                                                              June 8, 1997

VIA EDGAR
Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Norwest Funds ("Registrant")
         File Nos. 33-9645; 811-4881
         CIK: 0000804235

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies that the form of prospectuses ("Stock Funds", "Income Funds", "Money Market Funds", "Tax-Free Income Funds" and "Norwest Advantage Funds") relating to each applicable series of the Registrant that would have been filed under paragraph (c) of Rule 497 under the 1933 Act, would not have differed from that contained in the most recent amendment to the Registrant's registration statement. This further certifies that the text of such registration statement amendment, dated June 2, 1997, was filed with the Commission via EDGAR on June 2, 1997 (accession no.:0000912057-97-019290).

Sincerely,

Norwest Funds

By:       /s/ John Y. Keffer
         John Y. Keffer, Chairman
                  and President